Trade payables and lease liabilities	3 Months Ended
Sep. 30, 2024
Presentation of leases for lessee [abstract]
Trade payables and lease liabilities
Note 15. Trade payables and lease liabilities

	30 Sep 2024	30 Jun 2024
	US$'000	US$'000
Current liabilities
Trade and other payables	120,757	32,119
Lease liability	368	214
Total current liabilities	121,125	32,333

Non-current liabilities
Lease liability	2,232	1,441

Total trade payables and lease liabilities	123,357	33,774

Lease liabilities
The Group's lease liability includes a 30-year lease of a site in Prince George, B.C., Canada, a new five-year lease of a corporate office in Sydney, Australia and a five-year corporate office lease in Vancouver, B.C., Canada.